CONSOLIDATED STATEMENTS OF INCOME (recast) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
REVENUES
Questar Gas	$ 918.9	$ 994.2	$ 927.6
Questar Pipeline	173.2	176.6	131
Wexpro	17.8	31.1	21.6
Total Revenues	1,109.9	1,201.9	1,080.2
OPERATING EXPENSES
Cost of sales (excluding operating expenses shown separately)	331.4	457.4	461
Operating and maintenance	167.6	147.5	122.8
General and administrative	93.4	89.1	94.3
Production and other taxes	42.4	58	39.4
Depreciation, depletion and amortization	147.1	132.9	105.2
Impairment	0	14	0
Total Operating Expenses	781.9	898.9	822.7
Net gain (loss) from asset sales	0.2	4.3	(0.3)
Operating Income	328.2	307.3	257.2
Interest and other income	12.5	22.6	16
Income from unconsolidated affiliate	3.8	0.6	0
Interest expense	(59.6)	(63.9)	(48.1)
Income From Continuing Operations Before Income Taxes	284.9	266.6	225.1
Income taxes	(104.4)	(94.4)	(79.3)
INCOME FROM CONTINUING OPERATIONS	180.5	172.2	145.8
Discontinued operations, net of income taxes	215.4	520.6	361.6
Discontinued operations, noncontrolling interest	(2.6)	(9)	0
Total Discontinued Operations, Net Of Income Taxes	212.8	511.6	361.6
NET INCOME ATTRIBUTABLE TO QUESTAR	$ 393.3	$ 683.8	$ 507.4
Earnings Per Common Share Attributable To Questar
Basic from continuing operations	$ 1.03	$ 1	$ 0.84
Basic from discontinued operations	$ 1.23	$ 2.96	$ 2.11
Basic total	$ 2.26	$ 3.96	$ 2.95
Diluted from continuing operations	$ 1.02	$ 0.98	$ 0.83
Diluted from discontinued operations	$ 1.21	$ 2.9	$ 2.05
Diluted total	$ 2.23	$ 3.88	$ 2.88
Weighted average common shares outstanding
Used in basic calculation	174.1	172.8	172
Used in diluted calculation	176.3	176.1	175.9
Dividends paid	$ 0.505	$ 0.4925	$ 0.485

CONSOLIDATED BALANCE SHEETS (recast) (USD $) In Millions	Dec. 31, 2009	Dec. 31, 2008
Current Assets
Cash and cash equivalents	$ 11.5	$ 0
Notes receivable	39.3	89.4
Federal income taxes receivable	3.3	13.5
Accounts receivable, net	119.5	132.3
Unbilled-gas accounts receivable	86.9	95.8
Inventories at lower of average cost or market:
Gas stored underground	42.9	61.9
Materials and supplies	19.9	25
Regulatory assets	43.4	20.6
Prepaid expenses and other	8.6	8.4
Deferred income taxes - current	14.3	12.4
Current assets of discontinued operations	562.4	901.7
Total Current Assets	952	1,361
Property, Plant and Equipment - successful efforts method of accounting for cost-of-service gas and oil properties	4,338.9	4,070.5
Accumulated depreciation, depletion and amortization	(1,625.3)	(1,507.3)
Net property, plant and equipment of discontinued operations	5,091.3	4,569.8
Net property, plant and equipment	7,804.9	7,133
Investment in Unconsolidated Affiliate	28.1	27.6
Other Assets
Goodwill	9.8	9.8
Regulatory assets	23.5	26.3
Other noncurrent assets, net	25.1	29.5
Noncurrent assets of discontinued operations	175.2	269.5
Total Other Assets	233.6	335.1
TOTAL ASSETS	9,018.6	8,856.7
Current Liabilities
Checks outstanding in excess of cash balances	0	1.2
Short-term debt	169	231.1
Notes payable	52.9	40.7
Accounts payables and accrued expenses	169.6	183.7
Production and other taxes	24.1	25.6
Customer advances	30.3	34.9
Interest payable	8.2	8.4
Regulatory liabilities	30.7	46.1
Current portion of long-term debt	0	42
Current liabilities of discontinued operations	584.2	695.2
Total Current Liabilities	1,069	1,308.9
Long-term debt, less current portion	831.2	779.8
Long-term note payable	0	50
Deferred income taxes	377.7	275.4
Asset retirement obligations	65	58.9
Defined benefit pension plan	166.4	205.2
Other postretirement benefits	40.5	44.8
Other long-term liabilities	87.5	95.4
Noncurrent liabilities of discontinued operations	2,824.2	2,590.8
EQUITY
Common stock - without par value; 510.0 million shares authorized; 174.6 million outstanding at Dec. 31, 2009, and 173.6 million outstanding at Dec. 31, 2008	454.8	451
Retained earnings	3,077.7	2,772.3
Accumulated other comprehensive income (loss)	(30.3)	194.7
Total Common Shareholders' Equity	3,502.2	3,418
Noncontrolling interest of discontinued operations	54.9	29.5
Total Equity	3,557.1	3,447.5
TOTAL LIABILITIES AND EQUITY	$ 9,018.6	$ 8,856.7

PARENTHETICAL DATA TO THE CONSOLIDATED BALANCE SHEETS In Millions	Dec. 31, 2009	Dec. 31, 2008
EQUITY
Common Stock, Shares Authorized - 0	510	350
Common Stock, Shares Outstanding - 0	174.6	173.6

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Comprehensive Income	Total
Balance at Dec. 31, 2006	$ 409.6	$ 1,750.2	$ 45.7
Balance (in shares) at Dec. 31, 2006	171.8
Common stock issued	5.9
Common stock issued (in shares)	1.2
Common stock repurchased	(10.2)
Common stock repurchased (in shares)	(0.2)
Net income		507.4			507.4	507.4
Dividends paid		(83.7)
Share-based compensation	12.9
Tax benefits from share-based compensation	11.1
Other comprehensive income
Change in unrealized fair value of derivatives			(156.1)		(156.1)
Change in unrecognized actuarial gain			39.1		39.1
Change in unrecognized prior-service costs			3.1		3.1
Income taxes			42.9		42.9
Total comprehensive income					436.4
Balance at Dec. 31, 2007	429.3	2,173.9	(25.3)
Balance (in shares) at Dec. 31, 2007	172.8
Common stock issued	7.1
Common stock issued (in shares)	1.1
Common stock repurchased	(15.3)
Common stock repurchased (in shares)	(0.3)
Net income		683.8		9	692.8	692.8
Dividends paid		(85.4)
Share-based compensation	16.7
Consolidation of noncontrolling interest				29.8
Distribution to noncontrolling interest				(9.3)
Tax benefits from share-based compensation	13.2
Other comprehensive income
Change in unrealized fair value of derivatives			494		494
Change in unrecognized actuarial gain			(132.8)		(132.8)
Change in unrecognized prior-service costs			(13.9)		(13.9)
Income taxes			(127.3)		(127.3)
Total comprehensive income					912.8
Balance at Dec. 31, 2008	451	2,772.3	194.7	29.5		3,447.5
Balance (in shares) at Dec. 31, 2008	173.6
Common stock issued	16.3
Common stock issued (in shares)	1.2
Common stock repurchased	(7.2)
Common stock repurchased (in shares)	(0.2)
Net income		393.3		2.6	395.9	395.9
Dividends paid		(87.9)
Share-based compensation	22.7
Noncontrolling interest equity adjustment	(28.5)			28.5
Tax on equity adjustment	(3.1)
Distribution to noncontrolling interest				(5.7)
Tax benefits from share-based compensation	3.6
Other comprehensive income
Change in unrealized fair value of derivatives			(405.1)		(405.1)
Change in unrecognized actuarial gain			44.5		44.5
Change in unrecognized prior-service costs			3.3		3.3
Income taxes			132.3		132.3
Total comprehensive income					170.9
Balance at Dec. 31, 2009	$ 454.8	$ 3,077.7	$ (30.3)	$ 54.9		$ 3,557.1
Balance (in shares) at Dec. 31, 2009	174.6

PARENTHETICAL DATA TO THE CONSOLIDATED STATEMENTS OF EQUITY (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Statement of Stockholders' Equity [Abstract]
Dividends paid	$ 0.505	$ 0.4925	$ 0.485

CONSOLIDATED STATEMENTS OF CASH FLOWS (recast) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
OPERATING ACTIVITIES
Net income	$ 395.9	$ 692.8	$ 507.4
Discontinued operations, net of income taxes	(215.4)	(520.6)	(361.6)
Adjustments to reconcile net income to net cash provided from operating activities
Depreciation, depletion and amortization	154.3	139.6	111.4
Deferred income taxes	82.1	57.3	16.1
Impairment	0	14	0
Share-based compensation	9.3	6.2	4.3
Net (gain) loss from asset sales	(0.2)	(4.3)	0.3
(Income) from unconsolidated affiliates	(3.8)	(0.6)	0
Distributions from unconsolidated affiliates	3.3	0	0
Other operating	0	(3)	0
Changes in operating assets and liabilities
Accounts receivable	21.7	(34.4)	5.2
Inventories	24.1	(24.9)	19.6
Prepaid expenses	(0.2)	(0.6)	(1.3)
Accounts payable and accrued expenses	(16.9)	(16.1)	12.1
Federal income taxes	10.2	(10)	4.8
Regulatory assets and liabilities	(38.2)	(23.2)	16.2
Other	2.6	(0.7)	(0.5)
Net Cash Provided By Operating Activities Of Continuing Operations	428.8	271.5	334
INVESTING ACTIVITIES
Property, plant and equipment	(299.8)	(322)	(559.4)
Unconsolidated affiliate	0	(27)	0
Cash used in disposition of assets	(2)	(3.7)	(1.3)
Proceeds from disposition of assets	1.8	26.4	8.7
Change in notes receivable	(50.1)	31.8	(55.9)
Other	(0.1)	(1.1)	(1.4)
Net Cash Used In Investing Activities Of Continuing Operations	(249.8)	(357)	(494.7)
FINANCING ACTIVITIES
Common stock issued	16.3	7.1	5.9
Common stock repurchased	(7.2)	(15.3)	(10.2)
Long-term debt issued, net of issuance costs	50.8	346.5	0
Long-term debt repaid	(42)	(151.3)	(10)
Change in long-term note payable	(50)	50	0
Change in short-term debt	(62.1)	(29.5)	220.6
Change in notes payable	12.2	(62.5)	33.4
Checks outstanding in excess of cash balances	(1.2)	1.2	0
Dividends paid	(87.9)	(85.4)	(83.7)
Tax benefits from share-based compensation	3.6	13.2	11.1
Net Cash Provided By (Used in) Financing Activities Of Continuing Operations	(167.5)	74	167.1
CASH PROVIDED BY (USED IN) CONTINUING OPERATIONS	11.5	(11.5)	6.4
Cash provided by operations activities of discontinued operations	1,149.4	1,224.7	807
Cash used in investing activities of discontinued operations	(1,146.4)	(2,021)	(867.9)
Cash provided by (used in) financing activities of discontinued operations	(8.8)	818.7	44.1
Effect of change in cash and cash equivalents of discontinued operations	5.8	(22.4)	16.8
Change in cash and cash equivalents	11.5	(11.5)	6.4
Beginning cash and cash equivalents	0	11.5	5.1
Ending cash and cash equivalents	11.5	0	11.5
Supplemental Disclosure of Cash Paid During the Year for:
Interest	59	60.6	54.2
Income taxes	$ 6.4	$ 35.7	$ 48.6

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 1 - Summary of Significant Accou...	Note 1 - Summary of Significant Accounting Policies Nature of Business Questar Corporation (Questar or the Company) is a Rockies-based integrated natural gas company with three complementary lines of business: - Wexpro Company (Wexpro) develops and produces natural gas from cost-of-service reserves for Questar Gas. - Questar Pipeline Company (Questar Pipeline) operates interstate natural gas pipelines and storage facilities in the western United States and provides other energy services.- Questar Gas Company (Questar Gas) provides retail natural gas distribution in Utah, Wyoming and Idaho. Questar is headquartered in Salt Lake City, Utah. Shares of Questar common stock trade on the New York Stock Exchange (NYSE:STR). Accounting Standards ReferencesIn July 2009 the Financial Accounting Standards Board (FASB) completed a revision of non-governmental U.S. generally accepted accounting principles (GAAP) into a single authoritative source and issued a codification of accounting rules and references. Authoritative standards included in the codification are designated by their Accounting Standards Codification (ASC) topical reference, and revised standards are designated as Accounting Standards Updates (ASU), with a year and assigned sequence number. The codification effort, while not creating or changing accounting rules, changed how users would cite accounting regulations. Citations in financial statements must identify the sections within the new codification. The codification is effective for interim and annual periods ending after September 15, 2009. The Company is complying with the new codification standards. Principles of Consolidation The consolidated financial statements contain the accounts of Questar and its majority-owned or controlled subsidiaries. The consolidated financial statements were prepared in accordance GAAP and with the instructions for Annual Reports on Form 10-K and Regulations S-X and S-K. All significant intercompany accounts and transactions have been eliminated in consolidation. On January 1, 2009, Questar adopted "Noncontrolling Interests in Consolidated Financial Statements" (ASC 810-10-65-1) for the accounting, reporting and disclosure of noncontrolling interests. The new guidance requires that noncontrolling interest, previously known as minority interest, be clearly identified, labeled, and presented in the consolidated financial statements separate from the parent's equity; the amount of consolidated net income attributable to the parent and to the noncontrolling interest be clearly identified and presented in the consolidated income statement; changes in a parent's ownership interest while the parent retains its controlling financial interest in its subsidiary be accounted for consistently; and any retained noncontrolling equity investment in a former subsidiary be initially measured at fair value. The new provisions are applied prospectively from the date of adoption, except for the presentation and disclosure requirements, which are applied retrospectively for all periods presented. Effective May 18, 2010, Questar Market Resources, Inc., (Market Resources) a wholly-owned subsidiary of Questar Corporation (Questar or Company), merged with and into its newly-formed, wholly-owned subsidiary, QEP Resources, Inc. (QEP), a Delaware corporation in order to reincorporate in the State of Delaware (Reincorporation Merger). The Reincorporation Merger was effected pursuant to an Agreement and Plan of Merger entered into between Market Resources and QEP. The Reincorporation Merger was approved by the boards of directors of Market Resources and QEP and submitted to a vote of, and approved by, Questar, as sole shareholder of Market Resources, and by Market Resources, as sole shareholder of QEP on May 18, 2010. On June 30, 2010, Questar distributed all of the shares of common stock of QEP held by Questar to Questar shareholders in a tax-free, pro rata dividend (the Spinoff). Each Questar shareholder received one share of QEP common stock for each one share of Questar common stock held (including fractional shares) at the close business on the record date. In connection therewith, QEP distributed Wexpro Company (Wexpro), a wholly-owned subsidiary of QEP, to Questar. In addition, Questar contributed $250.0 million of equity to QEP prior to the Spinoff. The financial information presented in this Current Report on Form 8-K recasts QEP's financial condition and operating results as discontinued operations for all periods presented and reflects Wexpro's financial condition and operating results as a separate line of business. A summary of discontinued operations can be found in Note 3 to the consolidated financial statements in Item 8 of this Current Report on Form 8-K. Investment in Unconsolidated Affiliate Questar uses the equity method to account for its investment in an unconsolidated affiliate where it does not have control, but has significant influence. Generally, the investment in unconsolidated affiliate on the Company's consolidated balance sheets equals the Company's proportionate share of equity reported by the unconsolidated affiliate. Investment is assessed for possible impairment when events indicate that the fair value of the investment may be below the Company's carrying value. When such a condition is deemed to be other than temporary, the carrying value of the investment is written down to its fair value, and the amount of the write-down is included in the determination of net income. White River Hub, LLC, a limited liability company and FERC-regulated transporter of natural gas, is the single unconsolidated affiliate. Questar Pipeline owns 50% of White River Hub, LLC, and is the operator. Use of Estimates The preparation of consolidated financial statements and notes in conformity with GAAP requires that management formulate estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. The Company also incorporates estimates of proved developed and proved gas and oil reserves in the calculation of depreciation, depletion and amortization rates of its gas and oil properties. Changes in estimated quantities of its reserves could impact the Company's reported financial results as well as disclosures regarding the quantities and value of proved gas and oil reserves. Actual results could differ from these estimates. Revenue Recognition Wexpro recognizes revenues in the period that services are provided or products are delivered. Wexpro recovers its costs and receives an unlevered, after-tax return of approximately 19-20% on its investment base. In accordance with the Wexpro Agreement, production from the gas properties operated by Wexpro is delivered to Questar Gas at Wexpro's cost of providing this service including a return on Wexpro's investment. Wexpro sells crude-oil production from certain oil-producing properties at market prices with the revenues used to recover operating expenses and to provide Wexpro a return on its investment. Any operating income remaining after recovery of expenses and Wexpro's return on investment is divided between Wexpro and Questar Gas, with Wexpro retaining 46%. Amounts received by Questar Gas from the sharing of Wexpro's oil income are used to reduce natural-gas costs to utility customers. Wexpro's investment base is its investment in commercial wells and related facilities adjusted for working capital and reduced for deferred income taxes and depreciation. Revenue associated with the sale of gas and oil is accounted for using the sales method, whereby revenue is recognized as gas and oil is sold to purchasers. Wexpro may collect revenues subject to possible refunds and establish reserves pending final calculation of the after-tax return on investments, which is adjusted annually. Questar Pipeline and subsidiaries recognize revenues in the period that services are provided. The straight fixed-variable rate design used by Questar Pipeline, which allows for recovery of substantially all fixed costs in the demand or reservation charge, reduces the earnings impact of volume changes on gas-transportation and storage operations. Rate-regulated companies may collect revenues subject to possible refunds and establish reserves pending final orders from regulatory agencies. Questar Gas records revenues for gas delivered to residential and commercial customers but not billed as of the end of the accounting period. Unbilled gas deliveries are estimated for the period from the date meters are read to the end of the month. Approximately one-half month of revenue is estimated in any period. Gas costs and other variable costs are recorded on the same basis to ensure proper matching of revenues and expenses. Questar Gas tariff allows for monthly adjustments to customer bills to approximate the effect of abnormal weather on non-gas revenues. The weather-normalization adjustment significantly reduces the impact of weather on gas-distribution earnings. The Public Service Commission of Utah (PSCU) approved a "conservation enabling tariff" (CET), to promote energy conservation. Under the CET, Questar Gas non-gas revenues are decoupled from the volume of gas used by customers. The tariff specifies a margin per customer for each month with differences to be deferred and recovered from customers or refunded to customers through periodic rate adjustments. Rate adjustments occur every six months under the CET program. The adjustments amortize deferred CET amounts over a 12-month period. These adjustments are limited to five percent of non-gas revenues. Regulation Wexpro manages and produces cost-of-service reserves for gas utility affiliate Questar Gas under the terms of the Wexpro Agreement, a long-standing comprehensive agreement with the states of Utah and Wyoming (see Note 10). Questar Gas is regulated by the PSCU and the Public Service Commission of Wyoming (PSCW). The Idaho Public Utilities Commission has contracted with the PSCU for rate oversight of Questar Gas operations in a small area of southeastern Idaho. Questar Pipeline is regulated by the Federal Energy Regulatory Commission (FERC). These regulatory agencies establish rates for the storage, transportation and sale of natural gas. The regulatory agencies also regulate, among other things, the extension and enlargement or abandonment of jurisdictional natural gas facilities. Regulation is intended to permit the recovery, through rates, of the cost of service, including a return on investment. The Company applies the regulatory accounting principles prescribed under ASC 980 "Regulated Operations" to the rate-regulated businesses. Under ASC 980, the Company records regulatory assets and liabilities that would not be recorded under GAAP for non-rate regulated entities. Regulatory assets and liabilities record probable future revenues or expenses associated with certain credits or charges that will be recovered from or refunded to customers through the rate-making process. Questar Gas accounts for purchased-gas costs in accordance with procedures authorized by the PSCU and the PSCW. Purchased-gas costs that are different from those provided for in present rates are accumulated and recovered or credited through future rate changes. Questar Gas may hedge a portion of its natural gas supply to mitigate price fluctuations for gas-distribution customers. The regulatory commissions allow Questar Gas to record periodic mark-to-market adjustments for commodity-price derivatives in the purchased-gas-adjustment account. See Note 12 for a description and comparison of regulatory assets and liabilities as of December 31, 2009 and 2008. Cash and Cash Equivalents Cash equivalents consist principally of repurchase agreements with maturities of three months or less. In almost all cases, the repurchase agreements are highly liquid investments in overnight securities made through commercial-bank accounts that result in available funds the next business day. Notes Receivable, Notes Payable and Long-term Note Payable Questar centrally manages cash. Notes receivable, notes payable and long-term note payable represent pre-Spinoff interest bearing demand notes with former subsidiaries of Questar. Amounts loaned earn an interest rate that is identical to the interest rate paid amounts borrowed. SEC's Modernization of Oil and Gas Reporting Requirements In December 2008, the SEC issued Release No. 33-8995, "Modernization of Oil and Gas Reporting," which amends the oil and gas disclosures for oil and gas producers contained in Regulations S-K and S-X. The goal of Release No. 33-8995 is to provide investors with a more meaningful and comprehensive understanding of oil and gas reserves. The most significant amendments affecting the Company include the following: (i) economic producibility of reserves and discounted cash flows are to be based on the arithmetic average of the price on the first day of each month within the 12-month period prior to the end of the reporting period, unless contractual arrangements designate the price to be used; and (ii) reserves may be estimated and categorized through the use of reliable technologies. Release No. 33-8995 is effective for financial statements for fiscal years ending on or after December 31, 2009. Property, Plant and Equipment Property, plant and equipment balances are stated at historical cost. Maintenance and repair costs are expensed as incurred with the exception of compressor maintenance costs, which are capitalized and depreciated based on hours of usage in accordance with ASC 360-10-25-5. Cost-of-service gas and oil operations The successful efforts method of accounting is used for "cost-of-service" reserves developed and produced by Wexpro for gas utility affiliate Questar Gas. Cost-of-service reserves are properties for which the operations and return on investment are subject to the Wexpro Agreement (see Note 10). Under the successful efforts method, Wexpro capitalizes the costs of acquiring leaseholds, drilling development wells, drilling successful exploratory wells, purchasing related support equipment and facilities. Geological and geophysical studies and other exploratory activities are expensed as incurred. Costs of production and general-corporate activities are expensed in the period incurred. A gain or loss is generally recognized on assets as they are retired from service. Contributions-in-aid-of construction Customer contributions-in-aid-of construction reduce plant unless the amounts are refundable to customers. Contributions for main-line extensions may be refundable to customers if additional customers connect to the main-line segment within five years. Refundable contributions are recorded as liabilities until refunded or the five-year period expires without additional customer connections. Amounts not refunded reduce plant. Capital expenditures in the Consolidated Statements of Cash Flows are reported net of nonrefunded contributions. Depreciation, depletion and amortizationCapitalized proved leasehold costs are depleted on a field-by-field basis using the unit-of-production method and the estimated proved gas and oil reserves. Oil and NGL volumes are converted to natural gas equivalents using the ratio of one barrel of crude oil, condensate or NGL to 6,000 cubic feet of natural gas. Capitalized costs of exploratory wells that have found proved gas and oil reserves and capitalized development costs less salvage values are depreciated using the unit-of-production method based on estimated proved developed reserves on a field basis. The Company capitalizes an estimate of the fair value of future abandonment costs associated with cost-of-service reserves and depreciates these costs using a unit-of-production method. Depreciation, depletion and amortization for the remaining Company properties is based upon rates that will systematically charge the costs of assets against income over the estimated useful lives of those assets using either a straight-line or unit-of-production method. Investment in gas-gathering and processing fixed assets is charged to expense using either the straight-line or unit-of-production method depending upon the facility. Major categories of fixed assets in gas-distribution, transportation and storage operations are grouped together and depreciated on a straight-line method. Gains and losses on asset disposals are recorded as adjustments in accumulated depreciation. The Company has not capitalized future-abandonment costs on a majority of its long-lived gas-distribution and transportation assets due to a lack of a legal obligation to restore the area surrounding abandoned assets. In these cases, the regulatory agencies have opted to leave retired facilities in the ground undisturbed rather than excavate and dispose of the assets. The following represent average depreciation, depletion and amortization rates of the Company's capitalized costs: Year Ended December 31, 2009 2008 2007 Cost-of-service gas and oil properties, per Mcfe $1.44 $1.27 $1.09 Questar Pipeline transportation, storage and other energy services 3.5% 3.7% 3.4%Questar Gas distribution plant 3.0% 3.1% 3.1% Impairment of Long-Lived Assets Proved gas and oil properties are evaluated on a field-by-field basis for potential impairment. Other properties are evaluated on a specific-asset basis or in groups of similar assets, as applicable. Impairment is indicated when a triggering event occurs and the sum of the estimated undiscounted future net cash flows of an evaluated asset is less than the asset's carrying value. Triggering events could include, but are not limited to, an impairment of gas and oil reserves caused by mechanical problems, faster-than-expected decline of reserves, lease-ownership issues, other-than-temporary decline in gas and oil prices and changes in the utilization of pipeline assets. If impairment is indicated, fair value is calculated using a discounted-cash flow approach. Cash flow estimates require forecasts and assumptions for many years into the future for a variety of factors, including commodity prices and operating costs. Goodwill and Other Intangible Assets Goodwill represents the excess of the amount paid over the fair value of net assets acquired in a business combination and is not subject to amortization. Goodwill and indefinite lived intangible assets are tested for impairment at a minimum of once a year or when a triggering event occurs. If a triggering event occurs, the undiscounted net cash flows of the intangible asset or entity to which the goodwill relates are evaluated. Impairment is indicated if undiscounted cash flows are less than the carrying value of the assets. The amount of the impairment is measured using a discounted cash flow model considering future revenues, operating costs, a risk-adjusted discount rate and other factors. Capitalized Interest and Allowance for Funds Used During Construction (AFUDC)The Company capitalizes interest costs when applicable. The FERC, PSCU and PSCW require the capitalization of AFUDC during the construction period of rate-regulated plant and equipment. The Wexpro Agreement requires capitalization of AFUDC on cost-of-service construction projects, which is recorded in interest and other income. AFUDC on equity funds amounted to $2.6 million in 2009, $4.1 million in 2008 and $2.0 million in 2007 and increased interest and other income in the Consolidated Statements of Income. Interest expense was reduced by $1.2 million in 2009 and 2008 and $8.0 million in 2007. Credit Risk The Rocky Mountain region is the Company's primary market area. Exposure to credit risk may be affected by the concentration of customers in this region due to changes in economic or other conditions. Customers include individuals and numerous commercial and industrial enterprises that may react differently to changing conditions. Management believes that its credit-review procedures, loss reserves, customer deposits and collection procedures have adequately provided for usual and customary credit-related losses. Loss reserves are periodically reviewed for adequacy and may be established on a specific-case basis. Bad debt expense associated with accounts receivable for the year ended December 31, amounted to $3.4 million in 2009, $6.6 million in 2008 and $2.5 million in 2007. The allowance for bad-debt expenses was $5.4 million at December 31, 2009 and $5.8 million at December 31, 2008. Questar Gas's retail-gas operations account for a majority of the bad debt expense. Questar Gas estimates bad debt expense as a percentage of general-service revenues with periodic adjustments. Uncollected accounts are generally written off six months after gas is delivered and interest is no longer accrued. Income Taxes Questar and its subsidiaries file a consolidated federal income tax return. Deferred income taxes are provided for the temporary differences arising between the book and tax-carrying amounts of assets and liabilities. These differences create taxable or tax-deductible amounts for future periods. Questar Gas and Questar Pipeline use the deferral method to account for investment tax credits as required by regulatory commissions. The Company records interest earned on income tax refunds in interest and other income and records penalties and interest charged on tax deficiencies in interest expense. ASC 740 "Income Taxes" specifies the accounting for uncertainty in income taxes by prescribing a minimum recognition threshold for a tax position to be reflected in the financial statements. If recognized, the tax benefit is measured as the largest amount of tax benefit that is more-likely-than-not to be realized upon ultimate settlement. Management has considered the amounts and the probabilities of the outcomes that could be realized upon ultimate settlement and believes that it is more-likely-than-not that the Company's recorded income tax benefits will be fully realized. There were no unrecognized tax benefits at the beginning or at the end of the twelve-month periods ended December 31, 2009, 2008 and 2007. Income tax returns for 2006 and subsequent years are subject to examination. Earnings Per Share Basic earnings per share (EPS) is computed by dividing net income attributable to Questar by the weighted-average number of common shares outstanding during the reporting period. Diluted EPS includes the potential increase in the number of outstanding shares that could result from the exercise of in-the-money stock options. During the first quarter of 2009, the Company adopted the updated provisions of ASC 260, "Earnings Per Share." ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities and therefore have a potential dilutive effect on EPS. The adoption was applied retrospectively and did not have a material effect on the Company's EPS calculations. See Note 2 for further discussion on EPS. Share-Based Compensation Questar issues stock options and restricted shares to certain officers, employees and non-employee directors under its Long-Term Stock Incentive Plan (LTSIP). Since January 1, 2006, the fair value of stock options is expensed during the vesting period. The Company uses the Black-Scholes-Merton mathematical model in estimating the fair value of stock options for accounting purposes. The granting of restricted shares results in recognition of compensation cost measured at the grant-date market price. Questar uses an accelerated method in recognizing share-based compensation costs with graded-vesting periods. See Note 12 for further discussion on share-based compensation. Comprehensive Income Comprehensive income is the sum of net income attributable to Questar as reported in the Consolidated Statements of Income and other comprehensive income (loss). As reported in the Consolidated Statements of Equity, other comprehensive income (loss) includes changes in the market value of commodity-based derivative instruments and recognition of the under-funded position of pension and other postretirement benefit plans. These transactions are not the culmination of the earnings process but result from periodically adjusting historical balances to fair value. Income or loss is recognized when the pension or other postretirement benefit costs are accrued. Accumulated comprehensive income (loss) attributable to Questar is shown below: December 31, 2009 2008 (in millions) Discontinued operations, unrealized gain on derivatives $ 87.1 $341.6 Pension liability (104.5) (129.5)Postretirement benefits liability (12.9) (17.4)Accumulated other comprehensive income (loss) ( $ 30.3) $194.7 Income taxes allocated to each component of other comprehensive income (loss) for the year are shown in the table below: Expenses are in parentheses. Year Ended December 31, 2009 2008 2007 (in millions) Discontinued operations, unrealized gain (loss) on derivatives $150.6 ( $183.4) $59.0 Pension liability (15.5) 50.8 (13.2)Postretirement benefits liability (2.8) 5.3 (2.9)Income taxes $132.3 ( $127.3) $42.9 Business Segments Line of business information is presented according to senior management's basis for evaluating performance considering differences in the nature of products, services and regulation. Certain intersegment sales include intercompany profit. Recent Accounting DevelopmentsASC 810 "Consolidation"In June 2009, the FASB issued new guidance that was codified in ASC 810 "Consolidation," amending previous guidance by addressing the effects of eliminating the qualifying special-purpose entity (QSPE) concept and responding to concerns about the application of certain key provisions regarding consolidation of variable interest entities (VIEs), including concerns over the transparency of enterprises' involvement with VIEs. The new guidance is effective for interim and annual periods for calendar year-end companies beginning on January 1, 2010. The Company is evaluating if the new guidance will affect its income, financial position, or cash flow. All dollar and share amounts in this Current Report on Form 8-K are in millions, except per-share information and where otherwise noted.

Earnings Per Share	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 2 - Earnings Per Share Ear...	Note 2 - Earnings Per Share Earnings Per Share Basic EPS is computed by dividing net income attributable to Questar by the weighted-average number of common shares outstanding during the reporting period. Diluted EPS includes the potential increase in the number of outstanding shares that could result from the exercise of in-the-money stock options. During the first quarter of 2009, the Company adopted the updated provisions of ASC 260, "Earnings Per Share." ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities and therefore have a potential dilutive effect on EPS. The adoption was applied retrospectively and did not have a material effect on the Company's EPS calculations. A reconciliation of the components of basic and diluted shares used in the EPS calculation follows: Year Ended December 31, 2009 2008 2007 (in millions) Weighted-average basic common shares outstanding 174.1 172.8 172.0 Potential number of shares issuable under the LTSIP 2.2 3.3 3.9 Average diluted common shares outstanding 176.3 176.1 175.9 In the past three years, Questar had the ability to issue shares under the terms of the Dividend Reinvestment and Stock Purchase Plan, Employee Investment Plan and Long-Term Stock Incentive Plan. Dividend Reinvestment and Stock Purchase Plan (Reinvestment Plan)The Reinvestment Plan allows parties interested in owning Questar common stock to reinvest dividends or invest additional funds in common stock. The Company can issue new shares or buy shares in the open market to meet shareholders' purchase requests. The Company issued 181,508 shares in 2009 and relied on open market purchases to meet 2008 and 2007 distributions. At December 31, 2009, 1,592,969 shares were reserved for future issuance. Long-Term Stock Incentive Plan Questar issues stock options and restricted shares to certain officers, directors, and employees under its LTSIP. Stock options for participants have terms ranging from five to ten years with a majority issued with a seven to ten-year term. Options held by employees generally vest in three or four equal, annual installments. Options granted to non-employee directors generally vest in one installment six months after grant. Restricted shares vest in equal installments over a specified number of years after the grant date with the majority vesting in three or four years. Nonvested restricted shares have voting and dividend rights; however, sale or transfer is restricted. Options and restricted shares issued prior to February 2006 vest on an accelerated basis in the event of a qualified termination, such as retirement, and have postretirement exercise periods. For a summary of LTSIP transactions see Note 12 - Share-Based Compensation.

Discontinued Operations	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 3 - Discontinued Operations Q...	Note 3 - Discontinued Operations QEP operations are reflected as discontinued operations in this Current Report on Form 8-K and summarized below: Year Ended December 31, 2009 2008 2007 (in millions, except per share amounts)Revenues $1,972.5 $2,318.8 $1,688.1 Operating income 585.5 933.2 584.1 Discontinued operations, net of income taxes 215.4 520.6 361.6 Discontinued operations, noncontrolling interest (2.6) (9.0) - Total discontinued operations, net of income taxes $ 212.8 $ 511.6 $ 361.6 Earnings Per Common Share Attributable To Questar Basic from discontinued operations $1.23 $2.96 $2.11 Diluted from discontinued operations 1.21 2.90 2.05

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 4 - Property, Plant and Equipmen...	Note 4 - Property, Plant and Equipment The details of property, plant and equipment and accumulated depreciation, depletion and amortization follow: December 31, 2009 (recast) 2008 (recast) (in millions) Property, plant and equipment Wexpro $1,022.5 $ 911.5 Questar Pipeline 1,589.8 1,507.7 Questar Gas 1,721.9 1,646.8 Corporate 4.7 4.5 Total property, plant and equipment 4,338.9 4,070.5 Accumulated depreciation, depletion and amortization Wexpro 428.6 374.9 Questar Pipeline 502.5 471.4 Questar Gas 690.4 657.3 Corporate 3.8 3.7 Total accumulated depreciation, depletion and amortization 1,625.3 1,507.3 Net Property, Plant and Equipment $2,713.6 $2,563.2 Questar Pipeline impairment expense amounted to $14.0 million in 2008. Questar Pipeline impaired the entire $10.6 million investment in a potential salt cavern storage project located in southwestern Wyoming in the second quarter of 2008 based on a technical and economic evaluation of the project. In the fourth quarter of 2008, Questar Pipeline also took a $3.4 million pre-tax charge for impairment of certain costs associated with the California segment of its Southern Trails Pipeline. There were no impairments at Questar Pipeline in 2009.

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 5 - Asset Retirement Obligations...	Note 5 - Asset Retirement Obligations Questar records asset retirement obligations (ARO) when there are legal obligations associated with the retirement of tangible long-lived assets. At Questar, ARO apply primarily to abandonment costs associated with gas and oil wells, production facilities and certain other properties. The fair value of retirement costs are estimated by Company personnel based on abandonment costs of similar properties available to field operations and depreciated over the life of the related assets. Revisions to ARO estimates result from changes in expected cash flows or material changes in estimated retirement costs. Income or expense resulting from the settlement of ARO liabilities is included in net gain or (loss) from asset sales on the Consolidated Statements of Income. The ARO liability is adjusted to present value each period through an accretion calculation using a credit-adjusted risk-free interest rate. Changes in ARO were as follows: 2009 (recast) 2008 (recast) (in millions) ARO liability at January 1, $58.9 $52.6 Accretion 3.3 3.1 Liabilities incurred 0.7 2.0 Revisions 2.4 1.5 Liabilities settled (0.3) (0.3)ARO liability at December 31, $65.0 $58.9 Wexpro collects from Questar Gas and deposits in trust certain funds related to estimated ARO costs. The funds are recorded in other noncurrent assets on the Consolidated Balance Sheets and used to satisfy retirement obligations as the properties are abandoned. The accounting treatment of reclamation activities associated with ARO for properties administered under the Wexpro Agreement is defined in a guideline letter between Wexpro and the Utah Division of Public Utilities and the staff of the PSCW.

Fair Value Measurements	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 6 - Fair Value Measurements B...	Note 6 - Fair Value Measurements Beginning in 2008, Questar adopted the effective provisions of ASC 820 "Fair Value Measurements and Disclosures." ASC 820 defines fair value in applying GAAP, establishes a framework for measuring fair value and expands disclosures about fair-value measurements. ASC 820 does not change existing guidance as to whether or not an instrument is carried at fair value. ASC 820 establishes a fair-value hierarchy. Level 1 inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Questar primarily applies the market approach for recurring fair value measurements and maximizes its use of observable inputs and minimizes its use of unobservable inputs. Questar considers bid and ask prices for valuing the majority of its assets and liabilities measured and reported at fair value. In addition to using market data, Questar makes assumptions in valuing its assets and liabilities, including assumptions about risk and the risks inherent in the inputs to the valuation technique. In February 2008, the FASB delayed the effective date of ASC 820 for one year for certain nonfinancial assets and nonfinancial liabilities, except those recognized or disclosed at fair value in the financial statements on a recurring basis. On January 1, 2009, Questar adopted, without material impact on the Consolidated Financial Statements, the delayed provisions of ASC 820 related to nonfinancial assets and nonfinancial liabilities that are not required or permitted to be measured at fair value on a recurring basis. Questar did not have any assets or liabilities measured at fair value on a non-recurring basis at December 31, 2009. The following table discloses the carrying amount and related fair value of certain financial instruments not disclosed in other notes to the Consolidated Financial Statements in this Current Report on Form 8-K: Carrying Estimated Carrying Estimated Amount Fair Value Amount Fair Value December 31, 2009(recast) December 31, 2008(recast) (in millions)Financial assets Cash and cash equivalents $ 11.5 $ 11.5 $ - $ -Notes receivable 39.3 39.3 89.4 89.4 Long-term investment 11.7 11.7 9.9 9.9Financial liabilities Checks outstanding in excess of cash balances - - 1.2 1.2 Short-term debt 169.0 169.0 231.1 231.1 Notes payable 52.9 52.9 40.7 40.7 Long-term debt including current portion 831.2 895.0 821.8 813.9 Long-term note payable - - 50.0 50.0 The carrying amounts of cash and cash equivalents, notes receivable, checks outstanding in excess of cash balances, notes payable, short-term debt and long-term note payable approximate fair value. The fair value of fixed-rate long-term debt is based on the discounted present value of cash flows using the Company's current credit-risk adjusted borrowing rates. Notes receivable, notes payable and long-term note payable represent borrowing transactions between Questar and pre-Spinoff affiliated companies. The long-term investment consists of money market and short-term bond index mutual funds, and represent funds held in Wexpro's trust (see Note 5). The fair value of the long-term investment is based on quoted prices for the underlying mutual funds, and is considered a Level 1 fair value.

Debt	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 7 - Debt The Company has short-...	Note 7 - DebtThe Company has short-term line-of-credit commitments from several banks under which it may borrow up to $435.0 million at December 31, 2009. These credit lines have interest-rate options generally below the prime interest rate. Commercial-paper borrowings with initial maturities of less than one year are backed by these short-term line-of-credit arrangements. These credit arrangements carry annual facility or commitment fees on the unused balance. The details of short-term debt are as follows: December 31, 2009 2008 (in millions) Commercial paper with variable-interest rates $169.0 $151.1 Weighted-average interest rate 0.31% 4.59%Short-term bank debt with variable-interest rates - $ 80.0 Weighted-average interest rate - 2.34% Questar centrally manages cash. Notes payable and long-term note payable represent pre-Spinoff interest-bearing-demand notes with former subsidiaries of Questar. Amounts loaned earn an interest rate that is identical to the interest rate paid on amounts borrowed. The details of notes payable and long-term note payable are as follows: December 31, 2009 2008 (in millions) Notes payable with variable-interest rates $52.9 $40.7 Weighted-average interest rate 0.66% 3.39%Long-term note payable with variable-interest rates - $50.0 Weighted-average interest rate - 3.39% All short-term and long-term notes and the term-bank loan are unsecured obligations and rank equally with all other unsecured liabilities. The terms of the Questar Pipeline and Questar Gas long-term debt obligations do not have dividend-payment restrictions. In September 2009, Questar Pipeline issued $50.0 million of notes due February 2018 with a 5.40% effective interest rate and used the net proceeds to repay $42.0 million of long-term notes that matured in October 2009. The details of long-term debt are as follows: December 31, 2009 2008 (in millions) Questar Pipeline Medium-term notes 6.45% to 7.55%, due 2011 to 2018 $210.2 $252.2 5.83% notes due 2018 250.0 200.0 Questar Gas Medium-term notes 5.02% to 6.91%, due 2011 to 2018 220.0 220.0 6.30% notes due 2018 50.0 50.0 7.20% notes due 2038 100.0 100.0 Total long-term debt outstanding 830.2 822.2 Less current portion - (42.0)Less unamortized-debt discount (0.3) (0.4)Plus unamortized-debt premium 1.3 - Total long-term debt $831.2 $779.8 Maturities of long-term debt for the five years following December 31, 2009, are $182.0 million in 2011, $91.5 million in 2012 and $42.0 million in 2013.

Income Taxes	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 8 - Income Taxes Details of Q...	Note 8 - Income Taxes Details of Questar's income tax expense and deferred income taxes from continuing operations are provided in the following tables. The components of income tax expense were as follows: Year Ended December 31, 2009 2008 2007 (in millions)Federal Current $19.7 $37.1 $58.8 Deferred 77.5 54.2 16.0 State Current 2.6 - 4.6 Deferred 5.0 3.5 0.3 Deferred investment tax credits recognized (0.4) (0.4) (0.4) $104.4 $94.4 $79.3 The difference between the statutory federal income tax rate and the Company's effective income tax rate is explained as follows: Year Ended December 31, 2009 2008 2007Federal income taxes statutory rate 35.0% 35.0% 35.0%Increase (decrease) in rate as a result of: State income taxes, net of federal income tax benefit 1.7 0.9 1.4 Domestic production benefit - - (0.5)Other (0.1) (0.5) (0.7) Effective income tax rate 36.6% 35.4% 35.2% Significant components of the Company's deferred income taxes were as follows: December 31, 2009 2008 (in millions) Deferred tax liabilities Property, plant and equipment $456.7 $371.0 Deferred tax assets Employee benefits and compensation costs 79.0 95.6 Deferred income taxes - noncurrent $377.7 $275.4 Deferred income taxes - current asset $ 14.3 $ 12.4

Commitments and Contingencies	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 9 - Commitments and Contingencie...	Note 9 - Commitments and Contingencies Questar is involved in various commercial and regulatory claims and litigation and other legal proceedings that arise in the ordinary course of its business. Management does not believe any of them will have a material adverse effect on the Company's financial position, results of operations or cash flows. A liability is recorded for a loss contingency when its occurrence is probable and damages can be reasonably estimated based on the anticipated most likely outcome. Disclosures are provided for contingencies reasonably likely to occur which would have a material adverse effect on the Company's financial position, results of operations or cash flows. Some of the claims involve highly complex issues relating to liability, damages and other matters subject to substantial uncertainties and, therefore, the probability of liability or an estimate of loss cannot be reasonably determined. Commitments Historically, 40 to 50% of Questar Gas gas-supply has been provided by cost-of-service reserves developed and produced by Wexpro. In 2009, Questar Gas purchased the remainder of its gas supply from multiple third-parties under index-based or fixed-price contracts. Questar Gas has commitments to purchase gas for $81.1 million in 2010, $30.9 million in 2011, $26.6 million in 2012, $26.4 million in 2013 and $26.4 million in 2014 based on current prices. Generally, at the conclusion of the heating season and after a bid process, new agreements for the next heating season are put in place. Questar Gas bought natural gas under purchase agreements amounting to $225.3 million in 2009, $395.5 million in 2008 and $374.8 million in 2007. In addition, Questar Gas has contracted for underground storage. Questar Gas stores gas during off-peak periods (typically during the summer) and withdraws gas from storage to meet peak-gas demand (typically in the winter). Questar Gas has third-party transportation commitments requiring yearly payments of $16.5 million through 2014 and $58.3 million in the years thereafter. The Company is committed to lease its headquarters building through January 12, 2012 and committed to a $3.9 million annual rent payment. Rental expense amounted to $3.5 million in 2009, $3.4 million in 2008 and $3.2 million in 2007. Minimum future payments under the terms of long-term operating leases for the Company's primary office locations are $3.9 million for 2010 and 2011, dropping to $2.0 million in 2012. Wexpro has a $4.2 million well-drilling commitment in 2010.

Wexpro Agreement	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 10 - Wexpro Agreement Wexpro'...	Note 10 - Wexpro Agreement Wexpro's operations are subject to the terms of the Wexpro Agreement. The agreement was effective August 1, 1981, and sets forth the rights of Questar Gas to receive certain benefits from Wexpro's operations. The agreement was approved by the PSCU and PSCW in 1981 and affirmed by the Supreme Court of Utah in 1983. Major provisions of the agreement are as follows. a. Wexpro conducts gas-development drilling on a finite group of productive gas properties, as defined in the agreement, and bears any costs of dry holes. Natural gas produced from successful drilling on these properties is delivered to Questar Gas. Wexpro is reimbursed for the costs of producing the natural gas plus a return on its investment in successful wells. The after-tax return allowed Wexpro is adjusted annually and is approximately 20.5%. b. Wexpro operates certain natural gas properties for Questar Gas. Wexpro is reimbursed for its costs of operating these properties, including a rate of return on any investment it makes. This after-tax rate of return is adjusted annually and is approximately 12.5%. c. Crude-oil production from certain oil-producing properties is sold at market prices with the revenues used to recover operating expenses and to provide Wexpro a return on its investment. The after-tax rate of return on investments in these properties is adjusted annually and is approximately 12.5%. Any operating income remaining after recovery of expenses and Wexpro's return on investment is divided between Wexpro and Questar Gas, with Wexpro retaining 46%. d. Wexpro conducts developmental-oil drilling on productive oil properties and bears any costs of dry holes. Oil discovered from these properties is sold at market prices with the revenues used to recover operating expenses and to give Wexpro a return on its investment in successful wells. The after-tax rate of return is adjusted annually and is approximately 17.5%. Any operating income remaining after recovery of expenses and Wexpro's return on investment is divided between Wexpro and Questar Gas with Wexpro retaining 46%. Questar Gas received oil-income sharing of $1.0 million in 2009, $6.1 million in 2008 and $4.9 million in 2007. e. Amounts received by Questar Gas from the sharing of Wexpro's oil income are used to reduce natural-gas costs to utility customers. Wexpro's net investment base and the yearly average rate of return for 2009 and the previous two years are shown in the table below: 2009 2008 2007 Wexpro's net investment base (in millions) $431.9 $410.6 $300.4 Average annual rate of return (after tax) 19.9% 19.9% 19.9%

Rate Regulation	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 11 - Rate Regulation Questar...	Note 11 - Rate Regulation Questar Gas Rate Changes Questar Gas filed a general rate case in Utah in December 2009, requesting an allowed return on equity of 10.6%, an increase in rates of $17.2 million, a mechanism to adjust rates for investment in feeder line replacement, and a continuation of the CET. Questar Gas filed a general rate case in Utah in December 2007. The PSCU allowed Questar Gas to increase its non-gas distribution revenues by an annualized $12.0 million beginning August 15, 2008 and authorized a 10.0% return on equity. Questar Gas filed a general rate case in Wyoming in August 2008. The PSCW authorized a 10.5% return on equity. In January 2007 the PSCU approved a demand-side management program (DSM) effective January 1, 2007. Under the DSM, Questar Gas encourages the conservation of natural gas through advertising, rebates for efficient homes and appliances, and energy audits. The costs related to the DSM are deferred and recovered from customers through periodic rate adjustments. Questar Gas received revenues for recovery of DSM costs amounting to $26.9 million in 2009 compared with $6.6 million in 2008. As of December 31, 2009, Questar Gas had a regulatory asset of $40.6 million for DSM costs to be recovered from customers. In October 2006, the PSCU approved a three-year pilot program for a conservation enabling tariff (CET) effective January 1, 2006, to promote energy conservation. Under the company's prior rate structure, non-gas revenues declined when average temperature-adjusted usage per customer declined while non-gas revenues increased when average temperature-adjusted usage per customer increased. Under the CET, Questar Gas non-gas revenues are decoupled from the temperature-adjusted usage per customer. The tariff specifies a margin per customer for each month with differences to be deferred and recovered from customers or refunded to customers through periodic rate adjustments. These adjustments are limited to five percent of distribution non-gas revenues. Under the CET, Questar Gas recorded a $4.0 million revenue decrease in 2009 compared with a $1.0 million increase in 2008. In late 2007, the PSCU ordered a continuation of the CET program for an additional two years. Regulatory Assets and Liabilities The Company has recorded regulatory assets and liabilities under the guidance of ASC 980 "Regulated Operations." The rate-regulated entities recover the costs of assets but do not generally receive a return on these assets. Following is a description of the Company's regulatory assets: - Gains and losses on the reacquisition of debt by rate-regulated companies are deferred and amortized as interest expense over the would-be remaining life of the reacquired debt. The reacquired debt costs had a weighted-average life of approximately 10.0 years as of December 31, 2009. - The CET asset (liability) represents actual revenues received that are less than (in excess of) the allowed revenues. These amounts are recovered (refunded) through periodic rate adjustments. - The DSM program liability represents funds available for the program that exceed amounts expended to date. These amounts are refunded through periodic rate adjustments. -The costs of complying with pipeline-integrity regulations are recovered in rates subject to a PSCU order. Questar Gas is allowed to recover $5.1 million per year. Costs incurred in excess of this amount will be recovered in future rate changes. - Questar Gas has a regulatory asset that represents future expenses related to abandonment of Wexpro operated gas and oil wells. The regulatory asset will be reduced over an 18 year period following an amortization schedule that commenced January 1, 2003, or as cash is paid to plug and abandon wells. - Production taxes on cost-of-service gas production are recorded when the gas is produced and recovered from customers when taxes are paid, generally within 12 months. - The rate-regulated businesses are allowed to recover certain deferred taxes from customers over the life of the related property, plant and equipment. - Questar Pipeline has regulatory assets and liabilities for gas imbalances, fuel over or under recovery, and sharing of interruptible revenues with firm customers. A list of regulatory assets follows: December 31, 2009 2008 (in millions)Current regulatory assets Demand side management $40.6 $17.8 Deferred production taxes 2.7 2.8 Other 0.1 - Total $43.4 $20.6 Long-term regulatory assets Cost of reacquired debt $11.1 $12.2 Questar Gas pipeline integrity costs 5.8 7.0 Asset retirement obligations - cost-of-service gas wells 3.3 3.6 Income taxes recoverable from customers 1.9 2.2 Other 1.4 1.3 Total $23.5 $26.3 A list of regulatory liabilities follows: December 31, 2009 2008 (in millions)Current regulatory liabilities Purchased-gas adjustment $22.1 $45.8 Conservation enabling tariff 5.1 0.3 Gas imbalance 3.2 - Other 0.3 - Total $30.7 $46.1 Following is a description of the Company's regulatory liabilities: - Purchased-gas costs that are different from those provided for in present rates are accumulated and recovered or credited through future rate changes. - A regulatory liability has been recorded for the collection of postretirement medical costs allowed in rates which exceed actual charges. - Income taxes refundable to customers arise from adjustments to deferred taxes. Long-term regulatory liabilities are included with other long-term liabilities in the Consolidated Balance Sheets. A list of long-term regulatory liabilities follows: December 31, 2009 2008 (in millions) Long-term regulatory liabilities Postretirement medical $6.2 $5.8 Income taxes refundable to customers 1.1 1.3 Total $7.3 $7.1

Share-Based Compensation	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 12 - Share-Based Compensation ...	Note 12 - Share-Based Compensation Questar issues stock options and restricted shares to certain officers, employees and non-employee directors under its LTSIP. To generally preserve the potential benefits under the LTSIP prior to the Spinoff, stock options and restricted share awards outstanding as of June 30, 2010, were adjusted and bifurcated into stock options and restricted share awards for both Questar and QEP, respectively. The exercise price of options and the grant-day prices of restricted shares were recast using the ratio of the June 30, 2010, closing prices of Questar, $14.66 or 32.23%, and QEP, $30.83 or 67.77%. Questar recognizes expense over time as the stock options or restricted shares vest. Share-based compensation expense amounted to $9.3 million in 2009 compared to $6.2 million in 2008 and $4.3 million in 2007. Deferred share-based compensation, representing the nonvested value of restricted share awards, amounted to $5.2 million at December 31, 2009, and $5.3 million at December 31, 2008. Deferred share-based compensation is included in common stock on the Consolidated Balance Sheets. Cash flow from income tax benefits in excess of recognized compensation expense amounted to $3.6 million in 2009, $13.2 million in 2008 and $11.1 million in 2007. There were 8,253,083 shares available for future grant at December 31, 2009. The Company uses the Black-Scholes-Merton mathematical model in estimating the fair value of stock options for accounting purposes. Fair-value calculations rely upon subjective assumptions used in the mathematical model and may not be representative of future results. The Black-Scholes-Merton model was intended for measuring the value of options traded on an exchange. The calculated fair value of options granted and major assumptions used in the model at the date of grant are listed below: 2009 2008 2007 Range of Stock Option Variables Stock Option Input Variables Stock Option Input Variables Fair value of options at grant date (recast) $10.01 - $11.40 $17.35 $13.24 Risk-free interest rate 1.78% - 2.51% 3.20% 4.77% Expected price volatility 28.1% - 29.9% 32.3% 22.4%Expected dividend yield 1.39% - 1.61% 1.72% 1.14%Expected life in years 5.0 - 5.0 5.0 5.2 Unvested stock options increased by 484,332 shares to 794,332 in 2009. Stock-option transactions under the terms of the LTSIP and recast for the effects of the Spinoff are summarized for the three years ended December 31, 2009, below: Options Outstanding (recast) Price Range (recast) WeightedAveragePrice(recast)Balance at January 1, 2007 4,079,696 $2.42 - $12.43 $4.39 Granted 80,000 13.24 13.24 Exercised (743,643) 2.42 - 4.52 4.12 Transfers 16,064 3.45 3.45 Balance at December 31, 2007 3,432,117 2.42 - 13.24 4.65 Granted 30,000 17.35 17.35 Exercised (680,572) 2.42 - 4.52 3.29 Transfers 58,210 2.42- 4.52 4.87Balance at December 31, 2008 2,839,755 2.42 - 17.35 5.12 Granted 511,000 10.01 - 11.40 11.17 Exercised (342,756) 2.42 - 4.52 2.71 Transfer (6,000) 3.70 - 4.37 4.25 Balance at December 31, 2009 3,001,999 $2.42 - $17.35 $6.42 Options Outstanding (recast) Options Exercisable (recast) Unvested Options(recast) Range of exercise prices Number outstanding at Dec. 31, 2009 Weighted-average remaining term in years Weighted-average exercise price Number exercisable at Dec. 31, 2009 Weighted-average exercise price Number unvested at Dec. 31, 2009 Weighted- average exercise price $2.42 - 3.86 449,764 1.9 $3.55 449,764 $3.55 - - 4.37 - 4.79 1,616,961 2.5 4.14 1,616,961 4.14 - - $7.84 - $17.35 935,274 5.2 11.49 140,942 10.47 794,332 11.86 3,001,999 3.3 $6.34 2,207,667 $4.42 794,332 $11.86 Restricted shares are valued at the grant-date market price and amortized to expense over the vesting period. Most restricted share grants vest in equal installments over a three or four year period from the grant date. The weighted average vesting period of unvested restricted shares at December 31, 2009, was 14 months. Transactions involving restricted shares under the terms of the LTSIP and recast for the effects of the Spinoff for the three years ended December 31, 2009, are summarized below: Restricted Shares Outstanding(recast) Price Range(recast) Weighted Average Price(recast)Balance at January 1, 2007 290,072 $4.37 - $12.97 $8.38 Granted 84,116 13.24 - 17.57 13.33 Forfeited (2,000) 11.84 - 13.24 12.54 Distributed (85,156) 4.37 - 12.25 6.43 Balance at December 31, 2007 287,032 4.37 - 17.57 10.37 Granted 133,825 17.35 17.35 Transfers 866 5.62 - 11.84 8.68 Distributed (135,812) 4.37 - 17.57 9.19 Balance at December 31, 2008 285,911 7.84 - 17.57 14.20 Granted 203,400 10.01 - 11.40 11.22 Forfeited (3,200) 11.84 - 17.35 16.23 Transfers (966) 8.22- 17.35 14.15 Distributed (153,670) 7.84 - 17.57 11.86 Balance at December 31, 2009 331,475 $10.01 - $17.57 $13.43 As result of the Spinoff and bifurcation of share-based awards, restricted QEP shares and QEP stock options were granted to certain officers, employees and non-employee directors of Questar. The awards include 331,475 unvested restricted shares with a weighted-average price of $28.24 per share and 794,332 unvested stock options with a weighted-average price of $24.94 per share. Questar will recognize expense in future periods for these unvested share-based awards. In addition, certain QEP officers, employees and non-employee directors received 1,653,494 Questar stock options.

Employee Benefits	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 13 - Employee Benefits Define...	Note 13 - Employee Benefits Defined Benefit Pension Plan and Other Postretirement Benefits Information in this note has not been recast. The defined benefit pension plan and other postretirement benefits along with related assets, liabilities and expenses apply to all eligible Questar and QEP employees. The Company has defined-benefit pension and life insurance plans covering a majority of its employees and a postretirement medical plan providing coverage to less than half of its employees. The Company's Employee Benefits Committee (EBC) has oversight over investment of retirement-plan and postretirement-benefit assets. The EBC uses a third-party consultant to assist in setting targeted-policy ranges for the allocation of assets among various investment categories. The majority of retirement-benefit assets were invested as follows: Actual Allocation Policy Range Year Ended December 31, 2009 2008 2009 2008Total domestic equity securities 41% 37% 35-45% 35-45%Foreign equity securities Developed market foreign equity securities 19% 15% - - Emerging market foreign equity securities 7% 5% - - Total foreign securities 26% 20% 25-35% 20-30%Debt securities Investment grade intermediate term debt 14% 35% - - Investment grade long-term debt 11% - - - Below-investment grade debt 7% 3% - - Total debt securities 32% 38% 25-35% 26-34%Real estate securities - 4% n/a 3-7%Cash and short-term investments 1% 1% 0-3% 0-3% At the end of 2009, domestic equity assets were invested in a passive total stock market index fund that invests in a diversified portfolio of stocks representative of the whole U.S. stock market. Developed market foreign equity assets were invested in funds that hold a diversified portfolio of common stocks of corporations in developed countries outside the United States. These investments are benchmarked against the Morgan Stanley Capital International Europe Australasia and Far East (or MSCI EAFE) index. Emerging market foreign equity assets are invested in funds that hold a diversified portfolio of common stocks of corporations in emerging countries outside the United States. This investment is benchmarked against the MSCI EAFE Emerging Markets index. Investment grade intermediate-term debt assets are invested in funds holding a diversified portfolio of debt of governments, corporations and mortgage borrowers with average maturities of 5 to 10 years and investment grade credit ratings. The investments are benchmarked against the Barclay's Aggregate Bond index. Investment grade long-term debt assets are invested in a diversified portfolio of debt of governments, corporations and mortgage borrowers with an average maturity of more than 10 years and investment grade credit ratings. These assets are benchmarked against the Barclay's Government/Credit Bond index. Below-investment grade debt assets are invested in a fund holding a diversified portfolio of debt securities of corporations with an average maturity up to 10 years with below-investment grade credit ratings. This investment is benchmarked against the Merrill Lynch High Yield II Total Return Bond index. Cash and short-term investments are held in a fund that purchases investment grade quality short term debt issued by governments and corporations. Questar funds a trust for Employee Retirement Income Security Act (ERISA) qualified retirement-benefit obligations to pay benefits currently due and to build asset balances over a reasonable time period to pay future obligations. Questar is subject to and complies with minimum-required and maximum-allowed annual contribution levels mandated by ERISA and by the Internal Revenue Code. Subject to the above limitations, the Company seeks to fund the qualified retirement plan in amounts approximately equal to the yearly expense. The Company also has a nonqualified pension plan that covers a group of management employees in addition to the qualified pension plan. The nonqualified pension plan provides for defined benefit payments upon retirement of the management employee, or to the spouse upon death of the management employee above the benefit limit defined by the Internal Revenue Service for the qualified plan. The nonqualified pension plan is unfunded. Claims are paid from the Company's general funds. The Company commingles postretirement-benefit obligation assets with those of the ERISA-qualified retirement plan as permitted by section 401(h) of the Internal Revenue Code. The EBC seeks investment returns consistent with reasonable and prudent levels of liquidity and risk. The EBC allocates pension-plan and postretirement-medical-plan assets among broad asset categories and reviews the asset allocation at least annually. Asset-allocation decisions consider risk and return, future-benefit requirements, participant growth and other expected cash flows. These characteristics affect the level, risk and expected growth of postretirement-benefit assets. The EBC uses asset-mix guidelines that include permissible ranges for each asset category, return objectives for each asset group and the desired level of diversification and liquidity. These guidelines change from time to time based on the committee's ongoing evaluation of each plan's risk tolerance. The EBC estimates an expected overall long-term rate of return on assets by weighting expected returns of each asset class by its targeted asset allocation percentage. Expected return estimates are developed from analysis of past performance and forecasts of long-term return expectations by third-parties. Responsibility for individual security selection rests with each investment manager, who is subject to guidelines specified by the EBC. These guidelines are designed to ensure consistency with overall plan objectives. The EBC sets performance objectives for each investment manager that are expected to be met over a three-year period or a complete market cycle, whichever is shorter. Performance and risk levels are regularly monitored to confirm policy compliance and that results are within expectations. Pension-plan guidelines prohibit transactions between a fiduciary and parties in interest unless specifically provided for in ERISA. No restricted securities, such as letter stock or private placements, may be purchased for any investment fund. Questar securities may be considered for purchase at an investment manager's discretion, but within limitations prescribed by ERISA and other laws. There was no direct investment in Questar shares for the periods disclosed. Use of derivative securities by any investment managers is prohibited except where the committee has given specific approval or where commingled funds are utilized that have previously adopted permitting guidelines. The fair value measurement provision of ASC 820 "Fair Value Measurements and Disclosures" defines fair value in applying generally accepted accounting principles as well as establishes a framework for measuring fair value and for making disclosures about fair-value measurements. Fair value measurement establishes a fair-value hierarchy. Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for an asset, either directly or indirectly. Level 3 inputs are unobservable inputs for an asset. Following is a description of the valuation methodologies used at December 31, 2009, used to value pension and post retirement assets at December 31, 2009. Common Stocks: Common stocks are valued at the closing price reported on the active market on which each individual security is traded. Bonds: Bonds are valued at the closing price reported on the active market on which each individual security is traded. Mutual funds: Mutual funds are valued at the closing price reported on the active market on which each individual mutual fund is traded. Bond trust fund: This investment is a public investment vehicle valued using the Net Asset Value (NAV) of the fund. The NAV is based on the value of the underlying assets owned by the fund excluding transaction costs, and minus liabilities. Commingled funds: These investments are public investment vehicles valued using the NAV of the fund. The NAV is based on the value of the underlying assets owned by the fund excluding transaction costs, and minus liabilities. The following table sets forth by level, within the fair value hierarchy, pension and postretirement benefit assets fair value. Investments at Fair Value December 31, 2009 Level 1 Level 2 Level 3 Total (in millions)Mutual funds $72.1 $ - $ - $ 72.1 Bonds 23.7 14.6 - 38.3 Commingled funds - - 236.8 236.8 Bond trust funds - - 6.9 6.9 Other net current assets 0.3 - - 0.3 Total $96.1 $14.6 $243.7 $354.4 Change in the Fair Value of Level 3 Investments 2009 Bond Trust Fund Commingled Funds Total Level 3 (in millions)Balance at January 1, $ 34.1 $141.0 $175.1 Purchases, sales, issuances and settlements, net (28.0) 47.5 19.5 Realized gains and losses - 19.8 19.8 Unrealized gains and losses 0.8 28.5 29.3 Balance at December 31, $ 6.9 $236.8 $243.7 Investments at Fair Value December 31, 2008 Level 1 Level 3 Total (in millions)Common stocks $31.7 $ - $31.7 Mutual funds 58.1 - 58.1 Bond trust fund - 34.1 34.1 Commingled funds - 141.0 141.0 Other net current assets 14.5 - 14.5 Total $104.3 $175.1 $279.4 Change in the Fair Value of Level 3 Investments 2008 Bond Trust Fund Commingled Funds Total Level 3 (in millions)Balance at January 1, $33.1 $239.8 $272.9 Purchases, sales, issuances and settlements, net 1.8 (13.8) (12.0)Realized gains and losses - 11.5 11.5 Unrealized gains and losses (0.8) (96.5) (97.3)Balance at December 31, $34.1 $141.0 $175.1 Pension-plan benefits are based on the employee's age at retirement, years of service and highest earnings in a consecutive 72 semimonthly pay period during the 10 years preceding retirement. Postretirement health-care and life insurance benefits are provided only to employees hired before January 1, 1997. The Company pays a portion of the costs of health-care benefits determined by an employee's years of service and generally limited to 170% of the 1992 contribution for employees who retired after January 1, 1993. The Company is amortizing its transition obligation over a 20-year period, which began in 1992. The pension projected-benefit obligation and postretirement benefit accumulated benefit obligation were measured using a 6.5% discount rate at December 31, 2009 and 2008. Plan assets reflect the fair value of assets at December 31. Questar does not expect any plan assets to be returned during 2010. The pension plan accumulated benefit obligation was $394.7 million at December 31, 2009. Plan obligations and fair value of plan assets are shown in the following table: Pension Postretirement Benefits 2009 2008 2009 2008 (in millions)Change in benefit obligation Benefit obligation at January 1, $456.2 $418.4 $76.1 $76.3 Service cost 9.9 9.6 0.6 0.7 Interest cost 29.6 27.7 4.6 4.6 Change in plan assumptions 0.9 0.8 - - Actuarial loss 8.3 14.7 0.7 0.1 Benefits paid (18.3) (15.0) (5.7) (5.6) Benefit obligation at December 31, 486.6 456.2 76.3 76.1 Change in plan assets Fair value of plan assets at January 1, 248.2 344.6 31.2 46.1 Actual gain (loss) on plan assets 65.2 (96.6) 7.3 (12.1)Company contributions to the plan 23.5 15.2 3.0 2.9 Benefits paid (18.3) (15.0) (5.7) (5.6) Fair value of plan assets at December 31, 318.6 248.2 35.8 31.3 Underfunded status (current and long-term) ( $168.0) ( $208.0) ( $40.5) ( $44.8) The projected 2010 pension funding is expected to be $22.0 million. Estimated benefit-plan payments for the five years following 2009 and the subsequent five years aggregated are as follows: Pension Postretirement Benefits (in millions)2010 $ 17.3 $ 4.8 2011 18.2 4.9 2012 18.3 5.0 2013 20.2 5.2 2014 22.2 5.3 2015 through 2019 155.4 28.3 The components of pension and postretirement benefits expense are as follows. The pension expense includes costs of both qualified and nonqualified pension plans: Pension Postretirement Benefits Year Ended December 31, Year Ended December 31, 2009 2008 2007 2009 2008 2007 (in millions)Service cost $ 9.9 $ 9.6 $10.4 $0.7 $0.7 $0.9 Interest cost 29.6 27.7 24.7 4.6 4.6 4.4 Expected return on plan assets (25.3) (26.7) (24.1) (2.2) (3.5) (3.4)Prior service and other costs 1.2 1.2 1.2 1.9 1.9 1.9 Recognized net actuarial loss 6.6 4.4 7.2 0.9 - 0.2 Special-termination benefits 2.0 0.6 0.6 - - - Accretion of regulatory liability - - - 0.8 0.8 0.8 Periodic expense $24.0 $16.8 $20.0 $6.7 $4.5 $4.8 Assumptions at January 1, used to calculate pension and postretirement benefits expense for the years, were as follows: 2009 2008 2007 Discount rate 6.5% 6.5% 5.75% Rate of increase in compensation 4.0 4.0 4.0 Long-term return on assets 7.5 8.0 8.0 Health-care inflation rate 8.0decreasing to 5.0% by 2011 7.0decreasing to 5.0% by 2011 8.0 decreasing to 5.0% in 2011 The 2010 estimated pension expense is $24.8 million. In 2010, $7.1 million of estimated actuarial loss and $1.2 million of prior service cost for the pension plan will be amortized from AOCI. The 2010 estimated post-retirement expense is $5.6 million excluding amortization of a regulatory liability. In 2010, $1.9 million of net transition obligation and $0.7 million of estimated actuarial loss for the postretirement benefit plans will be amortized from AOCI. Service costs and interest costs are sensitive to changes in the health-care inflation rate. A 1% increase in the health-care inflation rate would increase the yearly service and interest costs by $0.1 million and the accumulated postretirement-benefit obligation by $1.1 million. A 1% decrease in the health-care inflation rate would decrease the yearly service cost and interest cost by $0.1 million and the accumulated postretirement-benefit obligation by $1.0 million. Employee Investment Plan (EIP) The Employee Investment Plan (EIP) allows eligible employees to purchase shares of Questar common stock or other investments through payroll deduction at the current fair market value on the transaction date. The Company currently contributes an overall match of 80% or 100% of employees' pre-tax purchases up to a maximum of 6% of their qualifying earnings. In addition, the Company contributes $200 annually to the EIP for each eligible employee. The EIP trustee purchases Questar shares on the open market with cash received. The Company recognizes expense equal to its yearly contributions. Questar's recast expense amounted to $5.2 million in 2009, $5.4 million in 2008, and $5.0 million in 2007.

Operations by Line of Business	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 14 - Operations by Line of Busin...	Note 14 - Operations by Line of Business Questar's three complementary lines of business include Wexpro, which develops and produces natural gas on behalf of Questar Gas's customers; Questar Pipeline, which operates interstate natural gas pipelines and storage facilities; and Questar Gas, which provides retail natural gas distribution in Utah, Wyoming and Idaho. Line-of-business information is presented according to senior management's basis for evaluating performance and considering differences in the nature of products, services and regulation among other factors. Following is a summary of continuing operations by line of business for the three years ended December 31, 2009: Questar Interco. Questar Questar Consol. Trans. Wexpro Pipeline Gas Corp. (in millions)2009 (recast) Revenues From unaffiliated customers $1,109.9 $ - $17.8 $173.2 $918.9 $ - From affiliated companies - (298.3) 225.1 72.2 1.0 - Total Revenues 1,109.9 (298.3) 242.9 245.4 919.9 - Operating expenses Cost of sales 331.4 (296.8) - 1.6 626.6 - Operating and maintenance 167.6 (0.1) 21.2 40.1 106.4 - General and administrative 93.4 (0.4) 17.0 36.1 42.9 (2.2) Production and other taxes 42.4 - 20.0 8.6 13.3 0.5 Depreciation, depletion and amortization 147.1 - 58.8 44.3 43.8 0.2 Other operating expenses - (1.0) 1.0 - - - Total Operating Expenses 781.9 (298.3) 118.0 130.7 833.0 (1.5)Net gain (loss) from asset sales 0.2 - (0.3) 0.5 - - Operating Income 328.2 - 124.6 115.2 86.9 1.5 Interest and other income 12.5 (0.9) 3.2 2.5 7.6 0.1 Income from unconsolidated affiliate 3.8 - - 3.8 - - Interest expense (59.6) 0.9 (0.9) (29.5) (28.5) (1.6)Income taxes (104.4) - (46.2) (33.8) (24.4) - Income From Continuing Operations $180.5 $ - $80.7 $58.2 $41.6 $ - Identifiable assets of continuing operations $3,189.7 $ - $621.5 $1,165.4 $1,335.2 $67.6 Goodwill 9.8 - - 4.2 5.6 - Investment in unconsolidated affiliate 28.1 - - 28.1 - - Cash capital expenditures 299.8 - 116.2 100.8 82.6 0.2 Accrued capital expenditures 292.4 - 110.1 94.5 87.6 0.2 2008 (recast) Revenues From unaffiliated customers $1,201.9 $ - $31.1 $176.6 $ 994.2 $ - From affiliated companies - (288.0) 209.9 72.0 6.1 - Total Revenues 1,201.9 (288.0) 241.0 248.6 1,000.3 - Operating expenses Cost of sales 457.4 (281.3) - 1.8 736.9 - Operating and maintenance 147.5 (0.2) 23.5 37.1 87.1 - General and administrative 89.1 (0.4) 13.7 36.8 38.7 0.3 Production and other taxes 58.0 - 37.7 7.8 11.9 0.6 Depreciation, depletion and amortization 132.9 - 48.5 42.7 41.5 0.2 Other operating expenses 14.0 (6.1) 6.1 14.0 - - Total Operating Expenses 898.9 (288.0) 129.5 140.2 916.1 1.1 Net gain (loss) from asset sales 4.3 - (0.2) 4.5 - - Operating Income (Loss) 307.3 - 111.3 112.9 84.2 (1.1) Interest and other income 22.6 (5.9) 6.6 10.6 5.2 6.1 Income from unconsolidated affiliate 0.6 - - 0.6 - - Interest expense (63.9) 5.9 (2.7) (32.7) (25.2) (9.2) Income taxes (94.4) - (41.3) (33.4) (24.0) 4.3 Income From Continuing Operations $ 172.2 $ - $ 73.9 $ 58.0 $ 40.2 $ 0.1 Identifiable assets of continuing operations $3,115.7 $ - $583.3 $1,115.1 $1,301.7 $115.6 Goodwill 9.8 - - 4.2 5.6 - Investment in unconsolidated affiliate 27.6 - - 27.6 - - Cash capital expenditures 349.0 - 143.8 78.3 126.3 0.6 Accrued capital expenditures 358.3 - 144.8 90.7 122.2 0.6 2007(recast) Revenues From unaffiliated customers $1,080.2 $ - $21.6 $131.0 $927.6 $ - From affiliated companies - (235.5) 155.7 74.9 4.9 - Total Revenues 1,080.2 (235.5) 177.3 205.9 932.5 - Operating expenses Cost of sales 461.0 (230.2) - 4.0 687.2 - Operating and maintenance 122.8 (0.1) 16.5 33.0 73.4 - General and administrative 94.3 (0.3) 14.7 36.0 45.5 (1.6) Production and other taxes 39.4 - 20.0 7.3 11.5 0.6 Depreciation, depletion and amortization 105.2 - 31.2 35.0 38.8 0.2 Other operating expenses - (4.9) 4.9 - - - Total Operating Expenses 822.7 (235.5) 87.3 115.3 856.4 (0.8)Net gain (loss) from asset sales (0.3) - (0.7) 0.4 - - Operating Income 257.2 - 89.3 91.0 76.1 0.8 Interest and other income 16.0 (10.9) 1.9 2.4 7.4 15.2 Interest expense (48.1) 10.9 (2.0) (21.7) (23.8) (11.5)Income tax expense (79.3) - (30.0) (26.7) (22.3) (0.3) Income From Continuing Operations $ 145.8 - $ 59.2 $ 45.0 $ 37.4 $ 4.2 Identifiable assets of continuing operations $2,809.7 $ - $470.7 $1,094.0 $1,165.2 $79.8 Goodwill 9.8 - - 4.2 5.6 - Cash capital expenditures 559.4 - 105.0 318.5 135.9 - Accrued capital expenditures 561.1 - 109.4 321.7 129.9 0.1

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 15 - Quarterly Financial Informa...	Note 15 - Quarterly Financial Information (Unaudited) Following is a summary of unaudited quarterly financial information: First Second Third Fourth Quarter Quarter Quarter Quarter Year (in millions, except per-share amounts)2009 (recast) Revenues $449.4 $185.6 $130.9 $344.0 $1,109.9 Operating income 115.4 61.5 51.4 99.9 328.2 Income from continuing operations 65.3 33.0 26.8 55.4 180.5 Discontinued operations, net of income taxes 1.9 44.9 71.4 94.6 212.8 Net income attributable to Questar 67.2 77.9 98.2 150.0 393.3 Per share information attributable to Questar Basic EPS from continuing operations $0.38 $0.18 $0.16 $0.31 $1.03 Basic EPS attributable to Questar 0.39 0.44 0.57 0.86 2.26 Diluted EPS from continuing operations 0.37 0.18 0.16 0.31 1.02 Diluted EPS attributable to Questar 0.38 0.44 0.56 0.85 2.23 2008 (recast) Revenues $443.8 $212.0 $171.7 $374.4 $1,201.9 Operating income 111.3 52.9 51.6 91.5 307.3 Income from continuing operations 62.7 29.3 27.0 53.2 172.2 Discontinued operations, net of income taxes 123.1 143.3 177.2 68.0 511.6 Net income attributable to Questar 185.8 172.6 204.2 121.2 683.8 Per share information attributable to Questar Basic EPS from continuing operations $0.36 $0.17 $0.16 $0.31 $1.00 Basic EPS attributable to Questar 1.08 1.00 1.18 0.70 3.96 Diluted EPS from continuing operations 0.35 0.17 0.15 0.31 0.98 Diluted EPS attributable to Questar 1.05 0.98 1.16 0.69 3.88

Supplemental Gas and Oil Information (Unaudited)	12 Months Ended
Dec. 31, 2009
Notes to Financial Statements [Abstract]
Note 16 - Supplemental Gas and Oil In...	Note 16 - Supplemental Gas and Oil Information (Unaudited) The Company is making the following supplemental disclosures of gas and oil producing activities, in accordance with ASC 932 "Extractive Activities - Oil and Gas" as amended by ASU 2010-03 "Oil and Gas Reserve Estimation and Disclosures" and SEC Regulation S-X. The Company uses the successful efforts accounting method for its cost-of-service gas and oil properties. Cost-of-Service Activities The following information is provided with respect to cost-of-service gas and oil properties managed and developed by Wexpro and governed by the Wexpro Agreement. Information on the standardized measure of future net cash flows has not been included for cost-of-service activities because the operations of and return on investment for such properties are regulated by the Wexpro Agreement. Capitalized Costs of Cost-of-Service Activities Capitalized costs for cost-of-service gas and oil properties net of the related accumulated depreciation and amortization are shown below. December 31, 2009 2008 (in millions) Wexpro $593.9 $536.6 Questar Gas 10.4 11.2 Total capitalized costs of cost-of-service activities $604.3 $547.8 Costs Incurred for Cost-of-Service Activities Costs incurred by Wexpro for cost-of-service gas and oil-producing activities were $113.2 million in 2009, $148.0 million in 2008 and $110.7 million in 2007. Results of Operation of Cost-of-Service Activities Following are the results of operation of cost-of-service gas and oil-development activities, before corporate overhead and interest expenses: Year Ended December 31, 2009 2008 2007 (in millions)Revenues From unaffiliated companies $ 17.8 $ 31.1 $ 21.6 From affiliates(a) 225.1 209.9 155.7 Total revenues 242.9 241.0 177.3 Production costs 42.1 67.3 41.4 Depreciation, depletion and amortization 58.8 48.5 31.2 Total expenses 100.9 115.8 72.6 Revenues less expenses 142.0 125.2 104.7 Income taxes (51.7) (44.9) (35.2) Results of operation for cost-of-service producing activities excluding corporate overhead and interest expenses $ 90.3 $ 80.3 $ 69.5 (a) Primarily represents revenues received from Questar Gas pursuant to the Wexpro Agreement. Revenues include reimbursement of general and administrative expenses amounting to $16.7 million in 2009, $13.3 million in 2008 and $14.4 million in 2007. Estimated Quantities of Cost-of-Service Proved Gas and Oil Reserves Estimates of cost-of-service proved gas and oil reserves have been prepared in accordance with professional engineering standards and the Company's established internal controls, which includes the compliance oversight of a multi-functional reserves review committee that reports to the Company's board of directors. The estimates set forth below were prepared by Wexpro's reservoir engineers, individuals who possess professional qualifications and demonstrated competency in reserves estimation and evaluation. Because gas reserves managed, developed and produced by Wexpro are delivered to Questar Gas at cost-of-service, SEC guidelines with respect to standard economic assumptions are not applicable. The SEC acknowledges this potential circumstance and provides that companies may give appropriate recognition to differences arising because of the effect of the ratemaking process. Accordingly, Wexpro uses a minimum-producing rate or maximum well-life limit to determine the ultimate quantity of reserves attributable to each well. Natural Gas Natural Gas Oil and NGL Equivalents (Bcf) (MMbbl) (Bcfe)Proved Reserves Balance at January 1, 2007 620.6 4.4 647.0 Revisions- Previous estimates (29.9) - (30.0) Pinedale increased-density(a) 24.6 0.2 25.9 Extensions and discoveries 35.5 0.1 36.4 Production (34.9) (0.4) (37.4)Balance at December 31, 2007 615.9 4.3 641.9 Revisions- Previous estimates (19.6) (0.1) (20.2) Pinedale increased-density(a) 65.1 0.5 68.2 Extensions and discoveries 31.6 0.2 32.6 Production (46.1) (0.4) (48.6)Balance at December 31, 2008 646.9 4.5 673.9 Revisions - previous estimates (27.3) (0.2) (28.3)Extensions and discoveries 78.0 0.6 81.4 Production (48.2) (0.4) (50.7)Balance at December 31, 2009 649.4 4.5 676.3 Proved Developed Reserves Balance at January 1, 2007 440.6 2.9 458.2 Balance at December 31, 2007 439.4 2.9 456.9 Balance at December 31, 2008 471.4 3.1 489.9 Balance at December 31, 2009 477.1 3.1 495.5 Proved Undeveloped Reserves Balance at January 1, 2007 180.0 1.5 188.8 Balance at December 31, 2007 176.5 1.4 185.0 Balance at December 31, 2008 175.5 1.4 184.0 Balance at December 31, 2009 172.3 1.4 180.8 (a)Estimates of the quantity of proved reserves from the Company's Pinedale Anticline leasehold in western Wyoming have changed substantially over time as a result of numerous factors including, but not limited to, additional development drilling activity, producing well performance and the development and application of reliable technologies. The continued analysis of new data has led to progressive increases in estimates of original gas-in-place at Pinedale and to a better understanding of the appropriate well density to maximize the economic recovery of the in-place volumes. With the application of the amendments of ASC 932 in ASU 2010-03, reserves associated with Pinedale increased density drilling are included in extensions and discoveries for the year ended December 31, 2009, because each new well drilled recovers incremental reserves that would otherwise be unrecoverable.

Schedule of Valuation and Qualifying Accounts (recast)	12 Months Ended
Dec. 31, 2009
Schedule to Financial Statements [Abstract]
Schedule of Valuation and Qualifying Accounts (recast)	QUESTAR CORPORATION Schedule of Valuation and Qualifying Accounts (recast) Column D Column C Deductions for Column ADescription Column BBeginning Balance Amounts chargedto expense accounts written off and other Column EEnding Balance (in millions)Year Ended December 31, 2009 Allowance for bad debts $5.8 $3.4 ( $3.8) $5.4 Year Ended December 31, 2008 Allowance for bad debts 2.7 6.6 (3.5) 5.8 Allowance for notes receivable 2.8 - (2.8) - Year Ended December 31, 2007 Allowance for bad debts 3.5 2.5 (3.3) 2.7 Allowance for notes receivable 3.1 - (0.3) 2.8

Document Information	12 Months Ended
Dec. 31, 2009
Document Type	8-K
Document Period End Date	2009-12-31
Amendment Flag	false

Entity Information (USD $)	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009
Entity Registrant Name	Questar Corporation
Entity Central Index Key	0000751652
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Public Float		$ 5,400,000,000
Entity Common Stock Shares Outstanding	174,600,000
Document Fiscal Year Focus	2009
Document Fiscal Period Focus	FY